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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/16

Item 1. Schedule of Investments.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio Government & Agency Portfolio Treasury Obligations Portfolio Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	CM-STIT-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–41.85%(a)

Asset-Backed Securities - Consumer Receivables–2.31%
Old Line Funding, LLC (b)	0.98%	05/03/2017	$10,000	$9,985,407

Asset-Backed Securities - Fully Supported–8.18%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (c)(d)	0.90%	01/23/2017	10,000	9,989,515
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.) (c)(d)	0.58%	12/06/2016	10,000	9,999,217
Kells Funding LLC (CEP-FMS Wertmanagement) (d)	0.90%	02/14/2017	6,000	5,989,841
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (c)(d)	0.73%	01/03/2017	9,500	9,494,509
				35,473,082

Asset-Backed Securities - Fully Supported Bank–15.15%
Anglesea Funding LLC (Multi-CEP’s) (c)(d)	0.75%	12/01/2016	13,000	12,999,860
Anglesea Funding LLC (Multi-CEP’s) (c)(d)	0.76%	01/03/2017	9,000	8,994,322
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	1.00%	01/17/2017	13,000	12,988,335
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (c)(d)	0.66%	12/02/2016	10,000	9,999,750
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (c)(d)	0.63%	12/14/2016	7,700	7,698,473
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (c)(d)	0.65%	12/28/2016	5,000	4,997,721
Working Capital Management Co., L.P. (CEP-Mizuho Corporate Bank, Ltd.) (c)(d)	0.67%	12/21/2016	8,000	7,997,410
				65,675,871

Asset-Backed Securities - Multi-Purpose–6.34%
Nieuw Amsterdam Receivables Corp. (c)(d)	0.65%	12/08/2016	10,500	10,498,880
Nieuw Amsterdam Receivables Corp. (c)(d)	0.85%	01/24/2017	10,000	9,989,260
Versailles Commercial Paper LLC (c)	0.99%	01/23/2017	7,000	6,992,660
				27,480,800

Consumer Finance–2.31%
Toyota Motor Credit Corp. (b)(d)	1.14%	07/26/2017	10,000	10,007,331

Diversified Banks–5.77%
Erste Abwicklungsanstalt (b)(c)(d)	0.91%	03/21/2017	5,000	5,001,466
United Overseas Bank Ltd. (c)(d)	0.60%	12/08/2016	10,000	9,998,933
Westpac Banking Corp. (b)(c)(d)	1.00%	04/27/2017	10,000	10,003,081
				25,003,480

Specialized Finance–1.79%
CDP Financial Inc. (c)(d)	0.81%	01/04/2017	7,775	7,771,432
Total Commercial Paper (Cost $181,397,403)				181,397,403

Certificates of Deposit–26.08%
Abbey National Treasury Services PLC (d)	0.44%	12/06/2016	5,000	4,999,929
Bank of Montreal (b)(d)	1.23%	11/03/2017	10,000	10,010,514
Bank of Nova Scotia (b)(d)	1.23%	11/03/2017	10,000	10,006,782
Credit Industriel et Commercial (d)	0.42%	12/05/2016	10,000	10,000,003
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (c)(d)	0.93%	12/16/2016	10,000	10,001,648
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (b)(d)	1.30%	10/25/2017	8,000	8,013,665
KBC Bank N.V. (d)	0.95%	01/27/2017	10,000	10,004,819
Mizuho Bank, Ltd. (c)(d)	0.91%	01/18/2017	10,000	10,004,616
Norinchukin Bank (The) (d)	0.44%	12/06/2016	5,000	4,999,954
Oversea-Chinese Banking Corp. Ltd. (d)	0.44%	12/06/2016	5,000	4,999,929
Sumitomo Mitsui Trust Bank Ltd. (d)	0.44%	12/06/2016	5,000	5,000,059
Svenska Handelsbanken AB (b)(d)	1.15%	08/01/2017	10,000	10,007,213
Toronto-Dominion Bank (The) (b)(d)	1.15%	08/18/2017	5,000	5,003,075
UBS AG (b)(d)	1.24%	08/02/2017	10,000	10,013,975
Total Certificates of Deposit (Cost $113,066,181)				113,066,181

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–24.09%(e)

Credit Enhanced–22.15%

California (State of) Statewide Communities Development Authority (Birchcrest Apartments); Series 2001 S, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.63%	08/01/2032	$1,500	$1,500,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.58%	07/01/2038	4,685	4,685,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.57%	07/01/2021	931	931,000
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR	0.52%	03/01/2022	5,750	5,750,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (d)(f)	0.62%	08/01/2027	1,000	1,000,000
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012 VRD RB	0.48%	11/01/2041	2,000	2,000,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (f)	0.65%	08/01/2037	1,682	1,682,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris N.A.) (f)	0.73%	10/01/2017	25	25,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.) (c)(d)(f)	0.72%	04/01/2047	13,600	13,600,000
Louisville (City of) & Jefferson (County of), Kentucky Regional Airport Authority (UPS Worldwide Forwarding, Inc.); Series 1999 B, VRD RB	0.57%	01/01/2029	18,000	18,000,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.57%	04/15/2030	1,820	1,820,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.65%	10/01/2024	1,100	1,100,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.55%	04/01/2037	70	70,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (f)	0.56%	09/01/2037	1,635	1,635,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.58%	11/01/2046	10,350	10,350,000
New York (State of) Housing Finance Agency (88 Leonard Street Housing); Series 2007 A, VRD MFH RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (f)	0.65%	11/01/2037	1,250	1,250,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-Royal Bank of Canada) (d)(f)	0.57%	01/01/2049	1,715	1,715,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.57%	03/01/2031	4,500	4,500,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.56%	11/01/2029	100	100,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (f)	0.80%	07/01/2040	1,820	1,820,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.53%	11/15/2043	16,550	16,550,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (d)(f)	0.57%	11/01/2032	4,710	4,710,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.56%	10/01/2019	290	290,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.55%	09/15/2020	920	920,000
				96,003,000

Other Variable Rate Demand Notes–1.94%

Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.58%	09/15/2024	8,400	8,400,000
Total Variable Rate Demand Notes (Cost $104,403,000)				104,403,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–92.02% (Cost $398,866,584)				398,866,584

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount		Value

Repurchase Agreements–7.85%(g)

BMO Capital Market Corp., agreement dated 11/30/16, maturing value $10,000,142 (collateralized by domestic and foreign corporate obligations valued at $10,500,000; 1.14%-5.70%, 02/03/2017-11/15/2026) (d)	0.51%	12/01/2016	$10,000,142	$	10,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 11/30/16, aggregate maturing value of $400,003,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 2.70%-4.62%, 07/01/2025-11/20/2064)	0.27%	12/01/2016	14,025,195		14,025,090
Wells Fargo Securities, LLC, agreement dated 11/30/2016, maturing value of $10,000,142 (collateralized by foreign corporate obligations valued at $10,200,427; 1.38%-1.75%, 05/24/2021-04/19/2023)	0.51%	12/01/2016	10,000,142		10,000,000
Total Repurchase Agreements (Cost $34,025,090)					34,025,090
TOTAL INVESTMENTS(h)(i)–99.87% (Cost $432,891,674)					432,891,674
OTHER ASSETS LESS LIABILITIES–0.13%					570,213
NET ASSETS–100.00%					$433,461,887

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $176,032,753, which represented 40.61% of the Fund’s Net Assets.

(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.2%; Japan: 11.9%; Canada: 10.3%; Netherlands: 10.0%; Germany: 7.8%; other countries less than 5% each: 15.0%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Also represents cost for federal income tax purposes.

(i)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2016

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–34.97%(a)

Asset-Backed Securities - Fully Supported–2.36%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.) (b)(c)	0.58%	12/06/2016	$7,000	$6,999,452
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)	0.73%	01/03/2017	4,500	4,497,399
				11,496,851

Asset-Backed Securities - Fully Supported Bank–19.28%

Albion Capital LLC (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)	0.87%	01/25/2017	17,157	17,141,681
Anglesea Funding LLC (Multi-CEP’s) (b)(c)	0.75%	12/01/2016	5,000	4,999,946
Anglesea Funding LLC (Multi-CEP’s) (b)(c)	0.75%	01/03/2017	10,000	9,993,691
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (b)(c)	0.65%	01/04/2017	13,000	12,992,581
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.70%	01/03/2017	5,000	4,997,110
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.71%	01/10/2017	5,000	4,996,338
Institutional Secured Funding Ltd. (Multi-CEP’s) (b)	0.72%	12/01/2016	5,000	4,999,938
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(c)	0.66%	12/02/2016	4,300	4,299,892
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (b)(c)	0.81%	12/14/2016	8,150	8,148,384
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	0.58%	12/08/2016	6,223	6,222,336
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	0.65%	12/14/2016	4,500	4,499,108
Working Capital Management Co., L.P. (CEP-Mizuho Corporate Bank, Ltd.) (b)(c)	0.67%	12/21/2016	10,500	10,496,601
				93,787,606

Asset-Backed Securities - Multi-Purpose–2.98%

Nieuw Amsterdam Receivables Corp. (b)(c)	0.65%	12/08/2016	9,500	9,498,986
Nieuw Amsterdam Receivables Corp. (b)(c)	0.70%	01/04/2017	5,000	4,997,001
				14,495,987

Diversified Banks–5.58%

BNP Paribas S.A. (b)	0.60%	12/05/2016	5,000	4,999,735
NRW Bank (Germany) (b)	0.59%	12/08/2016	5,000	4,999,662
NRW Bank (Germany) (b)(c)	0.61%	12/15/2016	6,500	6,499,004
United Overseas Bank Ltd. (Singapore) (b)(c)	0.60%	12/02/2016	5,650	5,649,859
United Overseas Bank Ltd. (Singapore) (b)(c)	0.60%	12/08/2016	5,000	4,999,466
				27,147,726

IT Consulting & Other Services–1.03%

IBM Corp. (c)	0.59%	12/22/2016	5,000	4,998,818

Regional Banks–1.65%

La Caisse Centrale Desjardins du Quebec (Canada) (b)(c)	0.69%	12/19/2016	8,000	7,998,109

Specialized Finance–0.86%

CDP Financial Inc. (Canada) (b)(c)	0.55%	12/14/2016	4,200	4,199,342

Systems Software–1.23%

Microsoft Corp. (c)	0.55%	12/19/2016	6,000	5,998,708
Total Commercial Paper (Cost $170,109,369)				170,123,147

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–26.94%(d)

Credit Enhanced–26.94%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.75%	06/01/2029	$4,355	$4,355,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.67%	09/01/2019	4,500	4,500,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.55%	12/01/2028	7,510	7,510,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC-Citibank N.A.) (e)	0.62%	10/01/2039	8,290	8,290,000
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.) (e)	0.52%	05/01/2034	5,650	5,650,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP-Berkshire Hathaway Inc.)	0.59%	04/01/2035	15,930	15,930,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce) (b)(e)	0.58%	11/01/2024	10,750	10,750,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC-Sumitomo Mitsui Banking Corp.) (b)(c)(e)	0.72%	04/01/2047	22,200	22,200,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.) (e)	0.75%	05/01/2037	19,980	19,980,000
Louisville (City of) & Jefferson (County of), Kentucky Regional Airport Authority (UPS Worldwide Forwarding, Inc.); Series 1999 B, VRD RB	0.57%	01/01/2029	5,000	5,000,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (c)(e)	0.56%	01/01/2033	5,400	5,400,000
Mobile (County of), Alabama Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (b)(e)	0.59%	07/01/2040	6,981	6,981,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (e)	0.60%	05/01/2026	3,068	3,068,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (e)	0.56%	07/01/2038	756	756,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (b)(e)	0.64%	11/01/2044	10,700	10,700,000
Total Variable Rate Demand Notes (Cost $131,070,000)				131,070,000

Certificates of Deposit–6.16%

Credit Industriel et Commercial (b)	0.42%	12/05/2016	10,000	10,000,003
Oversea-Chinese Banking Corp. Ltd. (b)	0.44%	12/06/2016	10,000	9,999,858
Sumitomo Mitsui Trust Bank Ltd. (b)	0.44%	12/06/2016	10,000	10,000,118
Total Certificates of Deposit (Cost $30,000,000)				29,999,979

U.S. Government Sponsored Agency Securities–5.19%

Overseas Private Investment Corp. (OPIC)–5.19%(d)

Unsec. Gtd. VRD COP	0.65%	09/20/2022	4,000	4,002,500
Unsec. Gtd. VRD COP	0.65%	05/15/2030	11,232	11,239,020
Unsec. Gtd. VRD COP	0.65%	09/15/2022	10,000	10,006,250
Total U.S. Government Sponsored Agency Securities (Cost $25,232,000)				25,247,770
TOTAL INVESTMENTS (excluding Repurchase Agreements)–73.26% (Cost $356,411,369)				356,440,896

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–25.67%(f)

Bank of Montreal, agreement dated 11/30/2016, maturing value $20,000,283 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $21,000,606; 0%-5.20%, 02/03/2017-01/15/2030) (b)	0.51%	12/01/2016	$20,000,283	$20,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 11/30/2016, aggregate maturing value of $400,003,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 2.70%-4.62%, 07/01/2025-11/20/2064)	0.27%	12/01/2016	31,887,888	31,887,649
Credit Agricole Corp. & Investment Bank, joint agreement dated 11/30/2016, aggregate maturing value of $550,003,972 (collateralized by U.S. Treasury obligations valued at $561,000,076; 3.00%, 05/15/2045)	0.26%	12/01/2016	24,000,173	24,000,000
ING Financial Markets, LLC, agreement dated 11/30/2016, maturing value of $10,000,150 (collateralized by a domestic corporate debt obligation and foreign corporate debt obligations valued at $11,002,383; 5.25%-8.00%, 04/30/2020-10/15/2021) (b)	0.54%	12/01/2016	10,000,150	10,000,000
Wells Fargo Securities, LLC, agreement dated 11/30/2016, maturing value of $15,000,213 (collateralized by foreign corporate obligations valued at $15,300,383; 0.88%-1.75%, 08/15/2019-04/19/2023)	0.51%	12/01/2016	15,000,213	15,000,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/2016, aggregate maturing value of $300,002,333 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 3.00%-8.50%, 01/25/2018-12/01/2046)	0.28%	12/01/2016	24,000,187	24,000,000
Total Repurchase Agreements (Cost $124,887,649)				124,887,649
TOTAL INVESTMENTS(g)(h)–98.93% (Cost $481,299,018)				481,328,545
OTHER ASSETS LESS LIABILITIES–1.07%				5,190,398
NET ASSETS–100.00%				$486,518,943

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.3%; Canada: 11.5%; Netherlands: 9.1%; France: 8.0%; other countries less than 5% each: 12.4%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $154,362,684, which represented 31.73% of the Fund’s Net Assets.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	Also represents cost for federal income tax purposes.

(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2016

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–55.26%

U.S. Treasury Bills–35.02%(a)

U.S. Treasury Bills	0.33%	01/05/2017	$1,100,000	$1,099,654,472
U.S. Treasury Bills	0.33%	01/12/2017	525,000	524,797,875
U.S. Treasury Bills	0.34%	01/12/2017	140,000	139,946,018
U.S. Treasury Bills	0.37%	01/12/2017	800,000	799,664,000
U.S. Treasury Bills	0.40%	01/12/2017	200,000	199,907,133
U.S. Treasury Bills	0.35%	01/19/2017	250,000	249,882,604
U.S. Treasury Bills	0.42%	01/19/2017	200,000	199,887,028
U.S. Treasury Bills	0.43%	01/19/2017	200,000	199,884,033
U.S. Treasury Bills	0.35%	01/26/2017	300,000	299,839,001
U.S. Treasury Bills	0.44%	01/26/2017	34,000	33,977,258
U.S. Treasury Bills	0.42%	02/09/2017	150,000	149,880,417
U.S. Treasury Bills	0.43%	02/09/2017	400,000	399,673,332
U.S. Treasury Bills	0.44%	02/09/2017	150,000	149,874,437
U.S. Treasury Bills	0.45%	02/16/2017	234,000	233,777,278
U.S. Treasury Bills	0.45%	02/23/2017	150,000	149,844,950
U.S. Treasury Bills	0.46%	02/23/2017	402,000	401,577,900
U.S. Treasury Bills	0.48%	03/09/2017	250,000	249,679,935
U.S. Treasury Bills	0.55%	03/16/2017	400,000	399,370,000
U.S. Treasury Bills	0.50%	04/06/2017	300,000	299,485,500
U.S. Treasury Bills	0.50%	04/13/2017	300,000	299,451,375
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,708,605
U.S. Treasury Bills	0.62%	05/18/2017	400,000	398,870,212
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,132,291
U.S. Treasury Bills	0.63%	05/25/2017	400,000	398,798,577
				7,700,564,231

U.S. Treasury Notes–20.24%

U.S. Treasury Floating Rate Notes (b)	0.66%	10/31/2017	706,250	706,096,266
U.S. Treasury Floating Rate Notes (b)	0.76%	01/31/2018	300,000	300,132,232
U.S. Treasury Floating Rate Notes (b)	0.68%	04/30/2018	664,000	664,077,390
U.S. Treasury Floating Rate Notes (b)	0.66%	07/31/2018	579,240	579,260,933
U.S. Treasury Floating Rate Notes (b)	0.66%	10/31/2018	545,000	544,879,335
U.S. Treasury Notes	0.88%	01/31/2017	200,000	200,112,538
U.S. Treasury Notes	0.63%	02/15/2017	100,000	100,023,967
U.S. Treasury Notes	4.63%	02/15/2017	225,000	226,914,150
U.S. Treasury Notes	0.50%	02/28/2017	100,000	99,981,633
U.S. Treasury Notes	0.88%	02/28/2017	50,000	50,041,906
U.S. Treasury Notes	3.00%	02/28/2017	50,000	50,300,625
U.S. Treasury Notes	0.50%	04/30/2017	176,000	175,987,625
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,222,177
U.S. Treasury Notes	2.75%	05/31/2017	200,000	202,168,229
U.S. Treasury Notes	0.63%	06/30/2017	200,000	199,961,122
U.S. Treasury Notes	2.50%	06/30/2017	200,000	202,181,672
				4,452,341,800
Total U.S. Treasury Securities (Cost $12,152,906,031)				12,152,906,031
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.26% (Cost $12,152,906,031)				12,152,906,031

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–44.83%(c)

ABN AMRO Bank N.V., term agreement dated 10/05/2016, maturing value of $250,185,069 (collateralized by U.S. Treasury obligations valued at $255,000,852; 0.50%-2.00%, 07/31/2017-05/15/2026)	0.41%	12/09/2016	$250,185,069	$250,000,000
Bank of Montreal, term agreement dated 11/09/2016, maturing value of $100,066,083 (collateralized by U.S. Treasury obligations valued at $102,000,075; 0.63%-4.38%, 07/31/2017-11/15/2039) (d)	0.39%	01/09/2017	100,066,083	100,000,000
Bank of Montreal, term agreement dated 11/10/2016, maturing value of $500,325,000 (collateralized by U.S. Treasury obligations valued at $510,000,004; 0%-4.63%, 02/15/2017-11/15/2045) (d)	0.39%	01/09/2017	500,325,000	500,000,000
Bank of Montreal, term agreement dated 11/15/2016, maturing value of $250,155,556 (collateralized by U.S. Treasury obligations valued at $255,000,036; 1.13%-3.13%, 08/31/2021-08/15/2044) (d)	0.40%	01/10/2017	250,155,556	250,000,000
Bank of Montreal, term agreement dated 11/22/2016, maturing value of $500,318,750 (collateralized by U.S. Treasury obligations valued at $510,000,057; 0.13%-3.50%, 04/15/2017-11/15/2024) (d)	0.45%	01/12/2017	500,318,750	500,000,000
BNP Paribas Securities Corp., agreement dated 11/30/2016, maturing value of $500,004,028 (collateralized by U.S. Treasury obligations valued at $510,541,547; 0.29%, 04/15/2020)	0.29%	12/01/2016	500,004,028	500,000,000
BNP Paribas Securities Corp., term agreement dated 11/30/2016, maturing value of $450,025,375 (collateralized by U.S. Treasury obligations valued at $437,636,238; 0.29%, 05/15/2024) (d)	0.29%	12/07/2016	450,025,375	450,000,000
Citigroup Global Markets Inc., term agreement dated 11/30/2016, maturing value of $500,026,250 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-2.75%, 02/15/2018-08/15/2042) (d)	0.27%	12/07/2016	500,026,250	500,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 11/30/2016, maturing value of $150,001,083 (collateralized by a U.S. Treasury obligation valued at $153,000,019; 3.75%, 11/15/2018)	0.26%	12/01/2016	150,001,083	150,000,000
Credit Suisse Securities (USA) LLC, agreement dated 11/30/2016, maturing value of $500,003,750 (collateralized by U.S. Treasury obligations valued at $510,003,795; 0.13%-2.63%, 07/15/2017-02/15/2045)	0.27%	12/01/2016	500,003,750	500,000,000
HSBC Securities (USA) Inc., agreement dated 11/30/2016, maturing value of $100,000,769 (collateralized by a U.S. Treasury obligation valued at $102,160,355; 0.26%, 01/15/2022)	0.26%	12/01/2016	100,000,769	100,000,047
ING Financial Markets, LLC, agreement dated 11/30/2016, maturing value $85,093,793 (collateralized by a U.S. Treasury obligation valued at $86,779,389; 0.27%, 04/30/2023)	0.27%	12/01/2016	85,093,793	85,093,155
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 11/23/2016, maturing value of $450,029,000 (collateralized by a U.S. Treasury obligation valued at $455,232,603; 0.29%, 01/15/2017) (d)	0.29%	12/01/2016	450,029,000	450,000,000
Metropolitian Life Insurance Co., term agreement dated 11/30/2016, maturing value of $335,021,039 (collateralized by U.S. Treasury obligations valued at $447,310,898; 0.32%, 03/31/2019-08/15/2045) (d)	0.32%	12/07/2016	335,021,039	335,000,195
Prudential Financial, Inc., agreement dated 11/30/2016, maturing value of $189,864,082 (collateralized by U.S. Treasury obligations valued at $191,131,500; 0.30%, 02/15/2022)	0.30%	12/01/2016	189,864,082	189,862,500
Prudential Financial, Inc., agreement dated 11/30/2016, maturing value of $287,895,649 (collateralized by U.S. Treasury obligations valued at $290,746,140; 0%-2.50%, 11/15/2027-02/15/2045)	0.30%	12/01/2016	287,895,649	287,893,250
RBC Capital Markets LLC., term agreement dated 11/03/2016, maturing value of $1,000,158,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,088; 0%-9%, 12/01/2016-11/15/2046) (d)	0.38%	02/01/2017	1,000,158,333	1,000,000,000
RBC Capital Markets LLC., term agreement dated 11/18/2016, maturing value of $500,391,667 (collateralized by U.S. Treasury obligations valued at $510,000,026; 0%-4.50%, 01/15/2017-08/15/2045) (d)	0.47%	01/17/2017	500,391,667	500,000,000
Societe Generale, joint term agreement dated 11/14/2016, aggregate maturing value of $500,145,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 0.13%-7.63%, 04/15/2018-02/15/2041) (d)	0.35%	12/14/2016	235,068,542	235,000,000
Societe Generale, open agreement dated 10/04/2016, (collateralized by U.S. Treasury obligations valued at $1,122,000,007; 0%-8.75%, 01/15/2017-11/15/2046) (e)	0.38%	—	—	1,100,000,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $68,419,975 (collateralized by U.S. Treasury obligations valued at $69,623,415; 0.28%, 02/15/2041) (d)	0.28%	12/05/2016	68,419,975	68,416,250
Societe Generale, term agreement dated 11/28/2016, maturing value of $100,003,664 (collateralized by U.S. Treasury obligations valued at $101,908,877; 0.28%, 07/15/2023) (d)	0.28%	12/05/2016	100,003,664	99,998,220

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Societe Generale, term agreement dated 11/28/2016, maturing value of $13,164,003 (collateralized by a U.S. Treasury obligation valued at $13,395,545; 0.28%, 02/15/2041) (d)	0.28%	12/05/2016	$13,164,003	$13,163,287
Societe Generale, term agreement dated 11/28/2016, maturing value of $46,412,007 (collateralized by a U.S. Treasury obligation valued at $47,420,810; 0.28%, 04/15/2020) (d)	0.28%	12/05/2016	46,412,007	46,409,480
Societe Generale, term agreement dated 11/28/2016, maturing value of $203,606,084 (collateralized by a U.S. Treasury obligation valued at $208,031,628; 0.28%, 04/15/2020) (d)	0.28%	12/05/2016	203,606,084	203,595,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $68,419,975 (collateralized by a U.S. Treasury obligation valued at $69,623,415; 0.28%, 02/15/2041) (d)	0.28%	12/05/2016	68,419,975	68,416,250
Wells Fargo Bank, N.A., term agreement dated 09/02/2016 maturing value of $160,174,933 (collateralized by U.S. Treasury obligations valued at $163,200,020; 0.13%-1.75%, 09/30/2022-07/15/2024)	0.41%	12/07/2016	160,174,933	160,000,000
Wells Fargo Bank, N.A., term agreement dated 11/01/2016, maturing value of $200,097,778 (collateralized by U.S. Treasury obligations valued at $204,000,057; 1.38%-1.50%, 10/31/2019-02/29/2020)	0.40%	12/15/2016	200,097,778	200,000,000
Wells Fargo Bank, N.A., term agreement dated 11/16/2016, maturing value of $250,879,861 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0.13%-0.75%, 07/15/2024-02/15/2045)	0.70%	05/16/2017	250,879,861	250,000,000
Wells Fargo Securities, LLC , agreement dated 11/30/2016, maturing value of $565,004,081 (collateralized by U.S. Treasury obligations valued at $576,300,065; 1.75%-3.88%, 01/15/2017-02/15/2041)	0.26%	12/01/2016	565,004,081	565,000,000
Wells Fargo Securities, LLC, term agreement dated 10/06/2016, maturing value of $200,163,333 (collateralized by a U.S. Treasury obligation valued at $204,000,051; 0.69%, 07/31/2018)	0.42%	12/15/2016	200,163,333	200,000,000
Total Repurchase Agreements (Cost $9,857,847,634)				9,857,847,634
TOTAL INVESTMENTS(f)–100.09% (Cost $22,010,753,665)				22,010,753,665
OTHER ASSETS LESS LIABILITIES–(0.09)%				(18,995,859)
NET ASSETS–100.00%				$21,991,757,806

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(c)	Principal amount equals value at period end. See Note 1D.

(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2016

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–27.68%

Federal Farm Credit Bank (FFCB)–2.44%

Disc. Notes (a)	0.52%	12/21/2016	$25,000	$24,992,778
Disc. Notes (a)	0.57%	03/20/2017	19,000	18,967,209
Disc. Notes (a)	0.56%	04/04/2017	50,000	49,903,556
Disc. Notes (a)	0.57%	04/18/2017	25,000	24,945,375
Unsec. Bonds (b)	0.61%	05/30/2017	45,000	44,997,434
Unsec. Bonds (b)	0.58%	06/20/2017	39,325	39,306,605
Unsec. Bonds (b)	0.56%	07/06/2017	70,000	69,989,388
Unsec. Bonds (b)	0.57%	07/14/2017	14,000	14,001,717
Unsec. Bonds (b)	0.71%	07/21/2017	45,000	44,999,956
Unsec. Bonds (b)	0.62%	07/25/2017	35,600	35,611,095
Unsec. Bonds (b)	0.55%	08/21/2017	22,000	21,991,148
Unsec. Bonds (b)	0.65%	08/29/2017	4,625	4,625,008
Unsec. Bonds (b)	0.59%	11/13/2017	8,000	7,992,708
Unsec. Bonds (b)	0.62%	12/27/2017	30,000	29,958,037
Unsec. Bonds (b)	0.58%	01/17/2018	10,000	9,993,756
Unsec. Bonds (b)	0.62%	02/09/2018	25,000	25,000,000
Unsec. Bonds (b)	0.63%	02/26/2018	50,000	49,981,675
Unsec. Bonds (b)	0.81%	03/02/2018	40,000	40,081,821
Unsec. Bonds (b)	0.68%	03/21/2018	20,000	20,011,944
Unsec. Bonds (b)	0.89%	05/09/2018	9,500	9,525,263
				586,876,473

Federal Home Loan Bank (FHLB)–20.30%

Unsec. Bonds	0.56%	01/20/2017	60,000	59,999,199
Unsec. Bonds	0.54%	01/25/2017	97,000	96,992,733
Unsec. Bonds	0.54%	01/26/2017	20,000	19,998,452
Unsec. Bonds (b)	0.62%	02/27/2017	25,000	25,000,000
Unsec. Bonds	0.88%	03/10/2017	13,155	13,167,502
Unsec. Bonds	0.55%	03/21/2017	52,630	52,635,372
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,998,149
Unsec. Bonds (b)	0.54%	08/18/2017	73,500	73,473,584
Unsec. Bonds (b)	0.81%	10/30/2017	199,700	199,686,157
Unsec. Bonds (b)	0.60%	11/15/2017	40,000	40,000,000
Unsec. Bonds (b)	0.61%	11/17/2017	25,000	25,000,000
Unsec. Bonds (b)	0.62%	02/16/2018	45,000	45,000,000
Unsec. Bonds (b)	0.67%	03/06/2018	225,000	225,000,000
Unsec. Bonds (b)	0.66%	03/09/2018	100,000	100,000,000
Unsec. Bonds (b)	0.69%	03/14/2018	300,000	300,000,000
Unsec. Bonds (b)	0.68%	03/15/2018	75,000	75,000,000
Unsec. Bonds (b)	0.68%	03/16/2018	350,000	350,000,000
Unsec. Bonds (b)	0.63%	03/19/2018	275,000	275,002,929
Unsec. Bonds (b)	0.68%	03/19/2018	145,000	145,000,000
Unsec. Bonds (b)	0.62%	04/12/2018	220,000	220,000,000
Unsec. Bonds (b)	0.62%	04/13/2018	225,000	224,999,164
Unsec. Bonds (b)	0.61%	04/20/2018	86,000	85,990,740
Unsec. Bonds (b)	0.61%	04/23/2018	140,000	139,990,073
Unsec. Disc. Notes (a)	0.44%	01/06/2017	100,000	99,956,500
Unsec. Disc. Notes (a)	0.48%	02/22/2017	147,000	146,838,676
Unsec. Disc. Notes (a)	0.53%	03/01/2017	200,000	199,736,500
Unsec. Disc. Notes (a)	0.64%	05/24/2017	195,613	195,013,235

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Disc. Notes (a)	0.46%	03/29/2017	$245,700	$245,333,238
Unsec. Disc. Notes (a)	0.64%	05/26/2017	133,000	132,584,508
Unsec. Disc. Notes (a)	0.63%	05/31/2017	200,000	199,367,514
Unsec. Global Bonds (b)	0.50%	01/17/2017	80,000	79,985,561
Unsec. Global Bonds (b)	0.65%	01/23/2017	50,000	50,000,000
Unsec. Global Bonds (b)	0.58%	04/21/2017	10,000	9,998,260
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,443,846
Unsec. Global Bonds (b)	0.55%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds (b)	0.58%	09/06/2017	25,000	25,000,217
Unsec. Global Bonds (b)	0.81%	11/15/2017	60,000	59,982,306
Unsec. Global Bonds (b)	0.60%	12/07/2017	22,000	21,997,995
Unsec. Global Bonds (b)	0.84%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds (b)	0.78%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds (b)	0.64%	04/06/2018	136,000	136,000,000
				4,874,172,410

Federal Home Loan Mortgage Corp. (FHLMC)–2.45%

Unsec. Disc. Notes (a)	0.40%	01/04/2017	80,000	79,969,778
Unsec. Disc. Notes (a)	0.41%	01/06/2017	205,000	204,915,950
Unsec. Disc. Notes (a)	0.42%	01/09/2017	45,000	44,979,525
Unsec. Global Notes (b)	0.54%	01/13/2017	10,000	10,000,542
Unsec. Global Notes	0.50%	01/27/2017	26,111	26,111,646
Unsec. Global Notes	5.00%	02/16/2017	35,000	35,328,126
Unsec. Global Notes (b)	0.57%	04/20/2017	30,000	29,998,240
Unsec. Global Notes (b)	0.64%	04/27/2017	14,000	13,996,892
Unsec. Global Notes (b)	0.69%	07/21/2017	20,000	19,998,692
Unsec. Global Notes (b)	0.85%	01/08/2018	100,000	100,000,000
Unsec. Notes	0.44%	12/01/2016	24,190	24,190,000
				589,489,391

Federal National Mortgage Association (FNMA)–1.26%

Unsec. Global Notes	1.13%	04/27/2017	42,863	42,961,881
Unsec. Global Notes	5.00%	05/11/2017	60,000	61,163,555
Unsec. Global Notes (b)	0.55%	09/08/2017	35,000	34,973,836
Unsec. Global Notes (b)	0.54%	10/05/2017	112,815	112,772,848
Unsec. Notes (b)	0.55%	08/16/2017	50,000	49,992,865
				301,864,985

Overseas Private Investment Corp. (OPIC)–1.23%

Sec. Gtd. VRD COP Bonds (c)	0.66%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (c)	0.66%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.66%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.66%	07/15/2025	45,694	45,694,445
Unsec. Gtd. VRD COP Notes (c)	0.65%	07/09/2026	49,725	49,725,000
				296,419,445
Total U.S. Government Sponsored Agency Securities (Cost $6,648,822,704)				6,648,822,704

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–24.54%

U.S. Treasury Bills–24.33%(a)

U.S. Treasury Bills	0.35%	12/08/2016	$250,000	$249,983,200
U.S. Treasury Bills	0.33%	01/05/2017	300,000	299,905,208
U.S. Treasury Bills	0.42%	02/02/2017	450,000	449,688,771
U.S. Treasury Bills	0.42%	02/09/2017	50,000	49,960,139
U.S. Treasury Bills	0.44%	02/16/2017	50,000	49,953,479
U.S. Treasury Bills	0.45%	02/16/2017	100,000	99,904,713
U.S. Treasury Bills	0.46%	02/16/2017	50,000	49,951,768
U.S. Treasury Bills	0.36%	02/23/2017	74,000	73,939,520
U.S. Treasury Bills	0.45%	02/23/2017	500,000	499,481,067
U.S. Treasury Bills	0.46%	02/23/2017	400,000	399,580,000
U.S. Treasury Bills	0.49%	02/23/2017	236,984	236,718,577
U.S. Treasury Bills	0.36%	03/02/2017	350,000	349,684,155
U.S. Treasury Bills	0.38%	03/02/2017	426,000	425,599,419
U.S. Treasury Bills	0.49%	03/09/2017	200,000	199,738,122
U.S. Treasury Bills	0.50%	03/16/2017	100,000	339,508,687
U.S. Treasury Bills	0.51%	03/16/2017	340,000	99,855,042
U.S. Treasury Bills	0.50%	04/06/2017	150,000	149,742,750
U.S. Treasury Bills	0.50%	04/13/2017	275,000	274,497,094
U.S. Treasury Bills	0.62%	05/18/2017	200,000	199,433,934
U.S. Treasury Bills	0.61%	05/25/2017	300,000	299,130,832
U.S. Treasury Bills	0.63%	05/25/2017	350,000	348,952,674
U.S. Treasury Bills	0.62%	06/01/2017	700,000	697,841,277
				5,843,050,428

U.S. Treasury Notes–0.21%

U.S. Treasury Floating Rate Notes (b)	0.66%	10/31/2017	50,000	49,987,530
Total U.S. Treasury Securities (Cost $5,893,037,958)				5,893,037,958
TOTAL INVESTMENTS (excluding Repurchase Agreements)–52.22% (Cost $12,541,860,662)				12,541,860,662

			Repurchase Amount

Repurchase Agreements–50.76%(d)

ABN AMRO Bank N.V., agreement dated 11/30/2016, maturing value of $400,003,000 (collateralized by U.S. Treasury obligations valued at $408,000,049; 1.38%-3.38%, 02/28/2019-05/15/2044)	0.27%	12/01/2016	400,003,000	400,000,000
Bank of Nova Scotia (The), agreement dated 11/30/2016, maturing value of $300,002,333 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.31%-7.00%, 11/01/2026-09/01/2046)	0.28%	12/01/2016	300,002,333	300,000,000
Bank of Nova Scotia (The), joint agreement dated 11/30/16, aggregate maturing value of $900,006,500 (collateralized by U.S. Treasury obligations valued at $918,000,072; 0.13%-2.38%, 04/15/2017-02/15/2044)	0.26%	12/01/2016	650,004,694	650,000,000
BNP Paribas Securities Corp., agreement dated 11/30/2016, maturing value of $1,480,011,922 (collateralized by U.S. Treasury obligations valued at $1,511,017,378; 0.29%, 04/15/2020-07/15/2022)	0.29%	12/01/2016	1,480,011,922	1,480,000,000
BNP Paribas Securities Corp., term agreement dated 11/30/2016, maturing value of $325,018,326 (collateralized by U.S. Treasury obligations valued at $315,037,934; 0.29%, 05/15/2025) (e)	0.29%	12/07/2016	325,018,326	325,000,000
CIBC World Markets Corp., joint agreement dated 11/30/2016, aggregate maturing value of $1,100,007,944 (collateralized by U.S. Treasury obligations valued at $1,122,004,293; 0.08%-8.88%, 12/31/2016-05/15/2046)	0.26%	12/01/2016	524,725,203	524,721,370
Citigroup Global Markets Inc., agreement dated 11/30/2016, maturing value of $400,002,889 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%-3.75%, 12/08/2016-11/15/2043)	0.26%	12/01/2016	400,002,889	400,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 11/30/2016, aggregate maturing value of $400,003,000 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 2.70%-4.62%, 07/01/2025-11/20/2064)	0.27%	12/01/2016	354,089,917	354,087,261

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Credit Agricole Corp. & Investment Bank, joint agreement dated 11/30/2016, aggregate maturing value of $550,003,972 (collateralized by U.S. Treasury obligations valued at $561,000,076; 3.00%, 05/15/2045)	0.26%	12/01/2016	$326,002,354	$326,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 11/30/2016, (collateralized by domestic agency mortgage-backed securities valued at $153,000,269; 0.00%-8.50%, 02/01/2023-05/15/2046) (f)	0.72%	—	—	150,000,000
HSBC Securities (USA) Inc., agreement dated 11/30/2016, maturing value of $120,000,776 (collateralized by a U.S. Treasury obligation valued at $122,592,277; 0.26%, 01/15/2022)	0.26%	12/01/2016	120,000,776	119,999,909
ING Financial Markets, LLC, agreement dated 11/30/2016, maturing value of $275,079,488 (collateralized by a U.S. Treasury obligation valued at $280,528,451; 2.87%, 04/30/2023)	0.27%	12/01/2016	275,079,488	275,077,425
ING Financial Markets, LLC, term agreement dated 09/06/2016, maturing value of $30,038,717 (collateralized by a domestic agency mortgage-backed security valued at $30,603,606; 3.50%, 05/01/2046)	0.46%	12/16/2016	30,037,717	30,000,000
ING Financial Markets, LLC, term agreement dated 10/14/2016, maturing value of $40,051,178 (collateralized by a domestic agency mortgage-backed security valued at $40,801,575; 3.50%, 05/01/2046)	0.47%	01/20/2017	40,051,178	40,000,000
ING Financial Markets, LLC, term agreement dated 11/30/2016, maturing value of $220,000,000 (collateralized by domestic agency mortgage-backed securities valued at $224,402,599; 3.50%, 01/01/2042-01/01/2043)	0.55%	05/30/2017	220,000,000	220,000,000
ING Financial Markets, LLC, term agreement dated 11/30/2016, maturing value of $270,000,000 (collateralized by domestic agency mortgage-backed securities valued at $275,400,578; 2.05%-4.50%, 02/15/2038-08/01/2046)	0.46%	03/06/2017	270,000,000	270,000,000
J.P. Morgan Securities Inc., agreement dated 11/30/2016, maturing value of $250,001,875 (collateralized by U.S. Treasury obligations valued at $255,000,783; 0.75%-1.75%, 10/15/2017-05/15/2022)	0.27%	12/01/2016	250,001,875	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 11/23/2016, maturing value of $325,020,944 (collateralized by a U.S. Treasury obligation valued at $330,333,374; 0.29%, 01/15/2025) (e)	0.29%	12/01/2016	325,020,944	325,000,000
Metropolitian Life Insurance Co., term agreement dated 11/30/2016, maturing value of $320,020,101 (collateralized by U.S. Treasury obligations valued at $323,316,605; 0.32%, 11/15/2018-08/15/2045) (e)	0.32%	12/07/2016	320,020,101	320,000,190
Prudential Financial, Inc., agreement dated 11/30/2016, maturing value of $141,876,182 (collateralized by U.S. Treasury obligations valued at $143,390,700; 0%-0.30%, 11/15/2026-08/15/2039)	0.30%	12/01/2016	141,876,182	141,875,000
Prudential Financial, Inc., agreement dated 11/30/2016, maturing value of $169,357,661 (collateralized by U.S. Treasury obligations valued at $171,549,550; 0%-0.30%, 11/15/2028-08/15/2033)	0.30%	12/01/2016	169,357,661	169,356,250
RBC Capital Markets LLC, joint term agreement dated 11/03/2016, aggregate maturing value of $500,088,889 (collateralized by domestic agency mortgage-backed securities and domestic agency asset-backed securities valued at $510,000,000; 0.88%-6.00%, 11/01/2025-12/01/2046) (e)	0.40%	02/02/2017	410,072,889	410,000,000
RBC Capital Markets LLC., joint term agreement dated 11/07/2016, aggregate maturing value of $500,094,444 (collateralized by domestic agency mortgage-backed securities and domestic agency asset-backed securities valued at $510,000,000; 2.00%-8.50%, 03/15/2020-12/25/2046) (e)	0.40%	02/03/2017	395,074,611	395,000,000
RBC Capital Markets LLC., joint term agreement dated 11/30/2016, aggregate maturing value of $560,000,000 (collateralized by domestic agency mortgage-backed securities and domestic agency asset-backed securities valued at $571,200,000; 1.74%-7.00%, 08/01/2022-12/01/2046) (e)	0.41%	01/30/2017	435,000,000	435,000,000
RBC Capital Markets LLC., term agreement dated 11/18/2016, maturing value of $500,430,556 (collateralized by domestic agency mortgage-backed securities and domestic agency asset-backed securities valued at $510,000,000; 0.87%-8.00%, 01/01/2017-12/25/2046) (e)	0.50%	01/19/2017	500,430,556	500,000,000
Societe Generale, joint term agreement dated 11/14/2016, aggregate maturing value of $500,145,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 0.13%-7.63%, 04/15/2018-02/15/2041) (e)	0.35%	12/14/2016	200,058,333	200,000,000
Societe Generale, open agreement dated 09/28/2016, (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $433,500,000; 0%-4.00%, 04/15/2017-01/25/2046) (f)	0.40%	—	—	425,000,000
Societe Generale, open agreement dated 10/01/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $459,000,000; 0%-4.25%, 03/02/2017-06/20/2046) (f)	0.38%	—	—	450,000,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $1,999,309 (collateralized by a U.S. Treasury obligation valued at $4,034,019; 0.28%, 04/15/2028) (e)	0.28%	12/05/2016	1,999,309	1,999,200
Societe Generale, term agreement dated 11/28/2016, maturing value of $2,114,563 (collateralized by a U.S. Treasury obligation valued at $2,151,170; 0.28%, 01/15/2021) (e)	0.28%	12/05/2016	2,114,563	2,114,448

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Societe Generale, term agreement dated 11/28/2016, maturing value of $300,017,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,099; 1.13%-7.00%, 05/15/2017-11/15/2040) (e)	0.30%	12/05/2016	$300,017,500	$300,000,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $40,645,949 (collateralized by a U.S. Treasury obligation valued at $41,116,332; 0.28%, 01/15/2017) (e)	0.28%	12/05/2016	40,645,949	40,643,736
Societe Generale, term agreement dated 11/28/2016, maturing value of $49,002,668 (collateralized by a U.S. Treasury obligation valued at $49,002,668; 0.28%, 04/15/2028) (e)	0.28%	12/05/2016	49,002,668	49,000,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $49,002,668 (collateralized by a U.S. Treasury obligation valued at $51,962,316; 0.28%, 04/15/2028) (e)	0.28%	12/05/2016	49,002,668	49,000,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $56,843,095 (collateralized by a U.S. Treasury obligation valued at $57,827,138; 0.28%, 01/15/2021) (e)	0.28%	12/05/2016	56,843,095	56,840,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $56,843,095 (collateralized by a U.S. Treasury obligation valued at $57,827,138; 0.28%, 01/15/2021) (e)	0.28%	12/05/2016	56,843,095	56,840,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $56,843,095 (collateralized by a U.S. Treasury obligation valued at $57,827,138; 0.28%, 01/15/2021) (e)	0.28%	12/05/2016	56,843,095	56,840,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $56,843,095 (collateralized by a U.S. Treasury obligation valued at $57,827,138; 0.28%, 01/15/2021) (e)	0.28%	12/05/2016	56,843,095	56,840,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $56,843,095 (collateralized by a U.S. Treasury obligation valued at $57,827,138; 0.28%, 01/15/2021) (e)	0.28%	12/05/2016	56,843,095	56,840,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $56,843,095 (collateralized by a U.S. Treasury obligation valued at $57,827,138; 0.28%, 01/15/2021) (e)	0.28%	12/05/2016	56,843,095	56,840,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $56,843,095 (collateralized by a U.S. Treasury obligations valued at $57,827,138; 0.28%, 01/15/2021) (e)	0.28%	12/05/2016	56,843,095	56,840,000
Societe Generale, term agreement dated 11/28/2016, maturing value of $59,354,481 (collateralized by a U.S. Treasury obligation valued at $60,041,372; 0.28%, 01/15/2017) (e)	0.28%	12/05/2016	59,354,481	59,351,250
TD Securities (USA) LLC, agreement dated 11/30/2016, maturing value of $300,002,250 (collateralized by U.S. Treasury obligations valued at $306,000,000; 0%-8.75%, 12/15/2016-05/15/2045)	0.27%	12/01/2016	300,002,250	300,000,000
Wells Fargo Bank, N.A., agreement dated 02/29/16, maturing value of $425,003,069 (collateralized by U.S. Treasury obligations valued at $433,500,028; 0.88%-1.5%, 11/15/2017-10/31/2019)	0.26%	12/01/2016	425,003,069	425,000,000
Wells Fargo Bank, N.A., agreement dated 11/30/2016, maturing value of $500,003,889 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00%-4.50%, 04/01/2026-09/01/2046)	0.28%	12/01/2016	500,003,889	500,000,000
Wells Fargo Bank, N.A., term agreement dated 09/08/2016, maturing value of $135,411,750 (collateralized by U.S. Treasury obligations valued at $137,700,023; 0%-1.75%, 08/15/2017-02/15/2043)	0.60%	03/10/2017	135,411,750	135,000,000
Wells Fargo Securities, LLC, term agreement dated 10/04/2016, maturing value of $47,033,997 (collateralized by domestic agency asset-backed securities valued at $47,940,000; 0%-2.25%, 06/25/2021-01/25/2046)	0.42%	12/05/2016	47,033,997	47,000,000
Total Repurchase Agreements (Cost $12,193,106,039)				12,193,106,039
TOTAL INVESTMENTS(g)–102.98% (Cost $24,734,966,701)				24,734,966,701
OTHER ASSETS LESS LIABILITIES–(2.98)%				(715,904,568)
NET ASSETS–100.00%				$24,019,062,133

Investment Abbreviations:

COP	—Certificates of Participation	Sr.	—Senior
Disc.	—Discounted	Unsec.	—Unsecured
Gtd.	—Guaranteed	VRD	—Variable Rate Demand
Sec.	—Secured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2016

(Unaudited)

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–103.00%

U.S. Treasury Bills–91.92%(a)

U.S. Treasury Bills	0.22%	12/01/2016	$1,140	$1,140,000
U.S. Treasury Bills	0.24%	12/01/2016	27,700	27,700,000
U.S. Treasury Bills	0.29%	12/01/2016	9,000	9,000,000
U.S. Treasury Bills	0.27%	12/08/2016	210,700	210,688,938
U.S. Treasury Bills	0.29%	12/15/2016	6,000	5,999,335
U.S. Treasury Bills	0.31%	12/15/2016	25,000	24,997,035
U.S. Treasury Bills	0.22%	12/22/2016	5,000	4,999,358
U.S. Treasury Bills	0.30%	12/22/2016	51,000	50,991,060
U.S. Treasury Bills	0.32%	12/22/2016	28,500	28,494,765
U.S. Treasury Bills	0.27%	12/29/2016	19,000	18,995,956
U.S. Treasury Bills	0.33%	12/29/2016	15,000	14,996,208
U.S. Treasury Bills	0.37%	12/29/2016	30,000	29,991,600
U.S. Treasury Bills	0.27%	01/05/2017	100,000	99,974,236
U.S. Treasury Bills	0.33%	01/05/2017	15,000	14,995,246
U.S. Treasury Bills	0.27%	01/12/2017	100,000	99,968,967
U.S. Treasury Bills	0.37%	01/12/2017	40,000	39,983,200
U.S. Treasury Bills	0.39%	01/12/2017	5,000	4,997,748
U.S. Treasury Bills	0.29%	01/19/2017	200,000	199,922,553
U.S. Treasury Bills	0.36%	01/19/2017	25,000	24,988,073
U.S. Treasury Bills	0.44%	01/19/2017	3,000	2,998,244
U.S. Treasury Bills	0.32%	01/26/2017	150,000	149,926,033
U.S. Treasury Bills	0.35%	01/26/2017	5,000	4,997,317
U.S. Treasury Bills	0.44%	01/26/2017	3,000	2,997,993
U.S. Treasury Bills	0.40%	02/02/2017	5,000	4,996,544
U.S. Treasury Bills	0.42%	02/09/2017	20,000	19,983,666
U.S. Treasury Bills	0.45%	02/16/2017	2,000	1,998,092
U.S. Treasury Bills	0.49%	02/23/2017	20,000	19,977,600
U.S. Treasury Bills	0.46%	04/06/2017	11,000	10,982,463
U.S. Treasury Bills	0.50%	04/13/2017	20,000	19,963,425
U.S. Treasury Bills	0.60%	05/04/2017	15,000	14,962,302
U.S. Treasury Bills	0.60%	05/18/2017	20,000	19,944,887
U.S. Treasury Bills	0.62%	05/18/2017	15,000	14,957,545
U.S. Treasury Bills	0.63%	05/25/2017	15,000	14,955,156
U.S. Treasury Bills	0.60%	06/01/2017	10,000	9,970,122
U.S. Treasury Bills	0.55%	07/20/2017	2,000	1,993,006
				1,228,428,673

U.S. Treasury Notes–11.08%

U.S. Treasury Floating Rate Notes (b)	0.57%	01/31/2017	5,000	5,000,500
U.S. Treasury Floating Rate Notes (b)	0.68%	04/30/2018	55,000	55,062,618
U.S. Treasury Floating Rate Notes (b)	0.66%	07/31/2018	53,000	53,019,828
U.S. Treasury Floating Rate Notes (b)	0.66%	10/31/2018	35,000	35,001,910
				148,084,856
TOTAL INVESTMENTS(c)–103.00% (Cost $1,376,513,529)				1,376,513,529
OTHER ASSETS LESS LIABILITIES–(3.00)%				(40,099,087)
NET ASSETS–100.00%				$1,336,414,442

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2016

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.67%

Alabama–3.84%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.59%	07/01/2040	$7,030	$7,030,000

Arizona–2.36%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.58%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.56%	06/15/2031	2,685	2,685,000
				4,315,000

California–10.29%

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 C-2, VRD Toll Bridge RB (LOC-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (a)(b)(c)	0.50%	04/01/2047	1,000	1,000,000
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.) (a)(b)	0.52%	05/01/2034	4,765	4,765,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC-Citibank, N.A.) (a)(b)	0.54%	08/01/2042	2,700	2,700,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB (d)(e)	0.70%	02/01/2017	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB (d)(e)	0.71%	07/10/2017	4,580	4,580,000
				18,845,000

Colorado–7.32%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	07/01/2034	1,800	1,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.70%	03/01/2017	3,090	3,090,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.57%	07/01/2021	2,434	2,434,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB (d)(e)	0.80%	06/28/2017	4,550	4,550,000
				13,399,000

Delaware–1.69%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.58%	09/01/2036	3,090	3,090,000

District of Columbia–0.99%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(f)	0.74%	01/01/2029	1,807	1,807,000

Florida–1.60%

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.75%	11/01/2036	2,925	2,925,000

Georgia–3.74%

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	01/01/2020	1,100	1,100,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.49%	09/01/2035	4,350	4,350,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	09/01/2020	1,400	1,400,000
				6,850,000

Illinois–4.59%

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris, N.A.) (a)(b)	0.54%	02/01/2042	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(f)	0.73%	10/01/2017	$300	$300,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris, N.A.) (a)(b)	0.70%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	0.56%	12/01/2046	5,435	5,435,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(f)	0.76%	06/01/2017	270	270,000
				8,405,000

Indiana–8.25%

Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.58%	08/01/2028	2,135	2,135,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	08/01/2037	2,830	2,830,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland) (a)(b)(c)	0.58%	06/01/2035	5,000	5,000,000
Purdue University; Series 2011 A, VRD COP	0.51%	07/01/2035	4,615	4,615,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.56%	10/01/2019	530	530,000
				15,110,000

Kansas–1.40%

Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.56%	07/01/2030	2,565	2,565,000

Massachusetts–1.25%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.55%	10/01/2038	2,282	2,282,000

Michigan–1.65%

Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.57%	03/01/2031	3,019	3,019,000

Minnesota–6.32%

Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA) (a)	0.63%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.55%	04/01/2037	2,649	2,649,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.60%	01/01/2025	270	270,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.64%	11/15/2031	3,498	3,498,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.55%	11/01/2035	1,500	1,500,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.55%	10/01/2033	2,475	2,475,000
				11,567,000

Missouri–1.11%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.57%	11/01/2037	1,070	1,070,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.68%	12/01/2019	960	960,000
				2,030,000

Nevada–0.59%

Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.52%	06/01/2039	1,080	1,080,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–1.24%

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.56%	07/01/2038	$2,274	$2,274,000

New Jersey–0.34%

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.60%	02/01/2028	620	620,000

New York–6.89%

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (a)(b)(c)	0.57%	11/01/2036	4,125	4,125,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)(c)	0.71%	11/01/2049	4,700	4,700,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (a)(b)(c)	0.57%	11/01/2032	3,800	3,800,000
				12,625,000

North Carolina–3.09%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.55%	01/15/2037	3,510	3,510,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.58%	06/01/2017	300	300,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD RB (LOC-Royal Bank of Canada) (a)(b)(c)	0.53%	05/01/2036	1,845	1,845,000
				5,655,000

Ohio–1.48%

Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.60%	05/01/2026	2,713	2,713,000

Pennsylvania–4.64%

Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (a)(b)	0.58%	11/01/2039	865	865,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.56%	03/01/2030	2,795	2,795,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.57%	09/01/2028	2,791	2,791,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.56%	11/01/2029	1,170	1,170,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (a)(b)	0.57%	07/01/2027	870	870,000
				8,491,000

South Carolina–3.33%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(f)	0.73%	07/01/2017	330	330,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	0.55%	11/01/2025	5,765	5,765,000
				6,095,000

Texas–12.18%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program) (a)	0.60%	08/01/2035	5,970	5,970,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-Royal Bank of Canada) (a)(b)(c)	0.57%	01/01/2049	5,285	5,285,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.54%	10/01/2024	1,700	1,700,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (a)(b)	0.57%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.50%	08/01/2025	5,850	5,850,000
				22,305,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–4.59%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce) (a)(b)(c)	0.58%	11/01/2024	$5,250	$5,250,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.65%	08/01/2028	260	260,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC)(a)	0.60%	04/01/2042	2,900	2,900,000
				8,410,000

Virginia–0.05%

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.60%	12/01/2019	100	100,000

Washington–0.85%

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.55%	09/15/2020	1,555	1,555,000

West Virginia–1.64%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.55%	01/01/2034	3,000	3,000,000

Wisconsin–2.36%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.59%	10/01/2042	4,315	4,315,000
TOTAL INVESTMENTS(g)(h)–99.67% (Cost $182,477,000)				182,477,000
OTHER ASSETS LESS LIABILITIES–0.33%				608,499
NET ASSETS–100.00%				$183,085,499

Investment Abbreviations:

CEP	—Credit Enhancement Provider	LOC	—Letter of Credit
COP	—Certificates of Participation	MFH	—Multi-Family Housing
FHLB	—Federal Home Loan Bank	PCR	—Pollution Control Revenue Bonds
FHLMC	—Federal Home Loan Mortgage Corp.	RB	—Revenue Bonds
FNMA	—Federal National Mortgage Association	Ref.	—Refunding
GO	—General Obligation	VRD	—Variable Rate Demand
IDR	—Industrial Development Revenue Bonds

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.8%; other countries less than 5% each: 14.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $2,707,000, which represented 1.48% of the Fund’s Net Assets.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	5.5%
Federal Home Loan Mortgage Corp.	5.2

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Short-Term Investments Trust

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.